STOCK-BASED COMPENSATION PLANS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock-Based Compensation
Total stock-based compensation	$ 4,630	$ 6,821	$ 8,062
Tax benefit recognized	1,574	2,387	2,741
Cost of revenues
Stock-Based Compensation
Total stock-based compensation	127	172	105
Sales and marketing
Stock-Based Compensation
Total stock-based compensation	127	264	291
Technology and development
Stock-Based Compensation
Total stock-based compensation	581	703	825
General and administrative
Stock-Based Compensation
Total stock-based compensation	$ 3,795	$ 5,682	$ 6,841